Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,155	$ 925	$ 2,051	$ 1,640
Net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 145	$ 101	261	176
Net product sales | United States and Japan | TEPKINLY
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			$ 242	$ 175